Segment Information	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified three operating segments which are installation and maintenance, housekeeping and senior care services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results are shown as follows for the years ended June 30, 2022, 2021 and 2020:

Revenue	2022	2021	2020
Installation and Maintenance	$40,017,962	$51,546,235	$32,220,898
Housekeeping	16,340,910	16,792,722	11,704,899
Senior care services	7,392,221	6,038,814	2,060,833
Sublease	-	147,663	214,319
Total	$63,751,093	$74,525,434	$46,200,949

Cost of revenue	2022	2021	2020
Installation and Maintenance	$26,791,434	$32,209,179	$19,484,927
Housekeeping	13,411,221	13,435,869	8,901,973
Senior care services	4,191,920	2,666,350	1,714,172
Sublease	-	-	-
Total	$44,394,575	$48,311,398	$30,101,072

Gross profit	2022	2021	2020
Installation and Maintenance	$13,226,528	$19,337,056	$12,735,971
Housekeeping	2,929,689	3,356,853	2,802,926
Senior care services	3,200,301	3,372,464	346,661
Sublease	-	147,663	214,319
Total	$19,356,518	$26,214,036	$16,099,877

Sales and marketing expenses	2022	2021	2020
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	9,221,124	10,279,274	7,514,211
Total	$9,221,124	$10,279,274	$7,514,211

General and administrative expenses	2022	2021	2020
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	10,073,654	6,869,419	1,114,984
Total	$10,073,654	$6,869,419	$1,114,984

Current assets	2022	2021
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sublease	-	-
Unallocated current assets	67,864,923	65,766,598
Total	$67,864,923	$65,766,598

Non-current assets	2022	2021
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,301,543	4,966,998
Sublease	-	-
Unallocated non-current assets	7,138,112	3,621,202
Total	$11,439,655	$8,588,200

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.